Long-term debt - Summary of Long Term Debt (Parenthetical) (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($) Installment	Mar. 31, 2018 CAD ($) Installment	Mar. 25, 2017 USD ($) Installment	Mar. 25, 2017 CAD ($) Installment
Term Loan from Investissement Quebec Prime Plus Seven Percent [Member]
Debt Instrument [Line Items]
Annual rate of prime plus		7.00%		7.00%
Number of installments | Installment	60	60	60	60
Capital repayments	$ 64,634	$ 83,333	$ 64,634	$ 83,333
Balance of term loan		$ 1,600		$ 2,900
Term Loan from Investissement Quebec Prime Plus Ten Percent [Member]
Debt Instrument [Line Items]
Annual rate of prime plus		10.00%		10.00%
Number of installments | Installment	48	48	48	48
Capital repayments	$ 32,318	$ 41,667	$ 32,318	$ 41,667
Balance of term loan		$ 800		$ 1,400
Capital Lease Obligations [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate		3.60%		3.60%
Capital Lease Obligations [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument Interest Rate Stated Percentage Rate		25.80%		25.80%
Term Loan Facility [Member] | Senior Subordinated Loans [Member] | Libor Plus Nine Point Seven Five Percent [Member]
Debt Instrument [Line Items]
Interest rate description	LIBOR plus 9.75%	LIBOR plus 9.75%	LIBOR plus 9.75%	LIBOR plus 9.75%
Long-term debt interest rate	9.75%	9.75%	9.75%	9.75%
Cash Contribution [Member] | Montrovest BV [Member]
Debt Instrument [Line Items]
Interest on Cash advances	11.00%	11.00%	11.00%	11.00%
Term Loan Facility Repaid In June Two Thousand Seventeen [Member] | Term Loan from Investissement Quebec Prime Plus Five Point Five Percent [Member]
Debt Instrument [Line Items]
Annual rate of prime plus		5.50%		5.50%
Balance of term loan				$ 1,000
Line of Credit Facility Repayment Date	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2017	Jun. 30, 2017